Employees' Profit-Sharing Plan	12 Months Ended
Dec. 31, 2025
Employees' Profit-Sharing Plan
Employees' Profit-Sharing Plan

(11) Employees’ Profit-Sharing Plan

We have a deferred profit-sharing plan for full-time employees with a minimum of one year of continuous employment. Our annual contribution to the plan is based on a percentage, as determined by our Board of Directors, of income before income taxes, as defined, for the year. Allocation of the contribution among officers and employees’ accounts is based on length of service and amount of salary earned. Profit sharing costs of $4,655,000, $4,460,000, and $4,011,000 were charged to income for the years ended December 31, 2025, 2024, and 2023, respectively.